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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                January 11, 2012
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          1/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 12/31/2011
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
AT&T INC.                           Common Stock    00206R102      210     6929 SH OTHER                        5823    1106
AT&T INC.                           Common Stock    00206R102     1310    43304 SH SOLE                        42779             525
ABBOTT LABS                         Common Stock    002824100      143     2550 SH OTHER                        2550
ABBOTT LABS                         Common Stock    002824100     1485    26405 SH SOLE                        25905      40     460
AIR PRODS & CHEMS INC               Common Stock    009158106      217     2550 SH SOLE                         2550
APPLE COMPUTER INC                  Common Stock    037833100      209      515 SH OTHER                         515
APPLE COMPUTER INC                  Common Stock    037833100      887     2191 SH SOLE                         2171      20
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103      276     5110 SH OTHER                        5110
AUTOMATIC DATA PROCESSING INC       Common Stock    053015103     1636    30290 SH SOLE                        29580      35     675
AUTOZONE, INC.                      Common Stock    053332102      313      964 SH SOLE                          899              65
BB&T CORP                           Common Stock    054937107       43     1699 SH OTHER                        1699
BB&T CORP                           Common Stock    054937107      491    19523 SH SOLE                        19083     100     340
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      117     1530 SH OTHER                        1530
BERKSHIRE HATHAWAY INC DEL B NEW    Common Stock    084670702      818    10725 SH SOLE                         9670     150     905
CHEVRON CORPORATION                 Common Stock    166764100      196     1839 SH OTHER                        1839
CHEVRON CORPORATION                 Common Stock    166764100     1585    14899 SH SOLE                        14184     110     605
CHUBB CORP                          Common Stock    171232101       52      745 SH OTHER                         745
CHUBB CORP                          Common Stock    171232101     1178    17025 SH SOLE                        16430             595
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101       65      941 SH OTHER                         941
COMPASS MINERALS INTERNATIONAL INC  Common Stock    20451N101      361     5238 SH SOLE                         4818      40     380
DANAHER CORP                        Common Stock    235851102       52     1100 SH OTHER                        1100
DANAHER CORP                        Common Stock    235851102      189     4013 SH SOLE                         4013
EMERSON ELEC CO                     Common Stock    291011104      103     2206 SH OTHER                        2206
EMERSON ELEC CO                     Common Stock    291011104      391     8403 SH SOLE                         8403
EXPEDITORS INTL WASH INC            Common Stock    302130109       16      400 SH OTHER                         400
EXPEDITORS INTL WASH INC            Common Stock    302130109      709    17310 SH SOLE                        16125     175    1010

CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          1/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 12/31/2011
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
EXXON MOBIL CORP                    Common Stock    30231G102      930    10976 SH OTHER                        7920    2656     400
EXXON MOBIL CORP                    Common Stock    30231G102     2713    32007 SH SOLE                        31235     175     597
GENERAL DYNAMICS CORP               Common Stock    369550108       71     1075 SH OTHER                        1075
GENERAL DYNAMICS CORP               Common Stock    369550108      480     7225 SH SOLE                         6760             465
GENERAL ELEC CO                     Common Stock    369604103      222    12372 SH OTHER                       11572     800
GENERAL ELEC CO                     Common Stock    369604103      552    30820 SH SOLE                        30200     220     400
GENERAL MILLS INC                   Common Stock    370334104       53     1320 SH OTHER                         920     400
GENERAL MILLS INC                   Common Stock    370334104      523    12950 SH SOLE                        12550             400
GOOGLE INC CL A                     Common Stock    38259P508       59       91 SH OTHER                          91
GOOGLE INC CL A                     Common Stock    38259P508      406      629 SH SOLE                          569              60
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101       21      114 SH OTHER                          24              90
INTERNATIONAL BUSINESS MACHINES COR Common Stock    459200101      290     1575 SH SOLE                         1505      70
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234       96     2540 SH OTHER                        2540
ISHARES MSCI EMERGING MKTS INDEX FD ETF-INTERNATION 464287234      463    12216 SH SOLE                        12216
J P MORGAN CHASE & CO               Common Stock    46625H100       30      900 SH OTHER                         900
J P MORGAN CHASE & CO               Common Stock    46625H100      466    14019 SH SOLE                        13679      90     250
JOHNSON & JOHNSON                   Common Stock    478160104      172     2617 SH OTHER                        1917     700
JOHNSON & JOHNSON                   Common Stock    478160104     1122    17114 SH SOLE                        16914      40     160
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100       35      448 SH OTHER                         448
KINDER MORGAN MANAGEMENT, LLC       Common Stock    49455U100      232     2960 SH SOLE                         2876      84
LOWES COS INC                       Common Stock    548661107       20      775 SH OTHER                         775
LOWES COS INC                       Common Stock    548661107      350    13800 SH SOLE                        13220      60     520
MASTERCARD INC.                     Common Stock    57636Q104      281      755 SH SOLE                          670      15      70
MC DONALDS CORP                     Common Stock    580135101      261     2601 SH OTHER                        2601
MC DONALDS CORP                     Common Stock    580135101     1791    17856 SH SOLE                        17521      40     295
MICROSOFT CORP                      Common Stock    594918104       60     2311 SH OTHER                        2211             100
MICROSOFT CORP                      Common Stock    594918104      322    12400 SH SOLE                        11550     250     600
NEXTERA ENERGY INC COM              Common Stock    65339F101      258     4240 SH SOLE                         3936     100     204
NIKE INC                            Common Stock    654106103      122     1266 SH OTHER                        1166     100
NIKE INC                            Common Stock    654106103      683     7089 SH SOLE                         6689     200     200
NOVARTIS A G  A D R                 American Deposi 66987V109       68     1192 SH OTHER                        1192
NOVARTIS A G  A D R                 American Deposi 66987V109      683    11955 SH SOLE                        11425     110     420

CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          1/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 12/31/2011
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
PEPSICO INC                         Common Stock    713448108      123     1860 SH OTHER                        1860
PEPSICO INC                         Common Stock    713448108     1430    21558 SH SOLE                        21008             550
PFIZER INC                          Common Stock    717081103       67     3115 SH OTHER                        3115
PFIZER INC                          Common Stock    717081103      628    29008 SH SOLE                        27993            1015
PROCTER & GAMBLE CO                 Common Stock    742718109      105     1573 SH OTHER                        1403      70     100
PROCTER & GAMBLE CO                 Common Stock    742718109     1290    19339 SH SOLE                        18954      70     315
ROCKPORT NATL BANCORP INC           Common Stock    773871108      332     6095 SH SOLE                         6095
SPDR TR                             Common Stock    78462F103       64      512 SH OTHER                         512
SPDR TR                             Common Stock    78462F103      256     2039 SH SOLE                         2039
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      153     4580 SH OTHER                        4580
SELECT SECTOR SPDR-MATERIALS        Common Stock    81369Y100      529    15785 SH SOLE                        15420     225     140
ENERGY SELECT SECTOR SPDR           Common Stock    81369Y506      415     5996 SH SOLE                         5756             240
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      239    18375 SH OTHER                       18375
SELECT SECTOR SPDR-FINANCIAL        Common Stock    81369Y605      726    55874 SH SOLE                        55424     450
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704        8      235 SH OTHER                         235
INDUSTRIAL SELECT SECTOR SPDR       Common Stock    81369Y704      342    10147 SH SOLE                        10147
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803       22      883 SH OTHER                         883
SELECT SECTOR SPDR-TECHNOLOGY       Common Stock    81369Y803      671    26356 SH SOLE                        25581             775
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      152     4235 SH OTHER                        4235
UTILITIES SELECT SECTOR SPDR FUND   Common Stock    81369Y886      792    21999 SH SOLE                        20974     205     820
SYSCO CORP                          Common Stock    871829107       54     1835 SH OTHER                        1835
SYSCO CORP                          Common Stock    871829107      307    10465 SH SOLE                         9820             645
AXIAM, INC.                         Common Stock    87508Y992        0    10000 SH SOLE                        10000
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      125     3088 SH OTHER                        3088
TEVA PHARMACEUTICAL INDS LTD ADR    American Deposi 881624209      323     8009 SH SOLE                         7454      75     480
3M CO                               Common Stock    88579Y101      244     2988 SH OTHER                        2688     100     200
3M CO                               Common Stock    88579Y101      987    12081 SH SOLE                        11601     100     380
UNITED TECHNOLOGIES CORP            Common Stock    913017109        7      100 SH OTHER                                         100
UNITED TECHNOLOGIES CORP            Common Stock    913017109      198     2712 SH SOLE                         2712
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      221     5507 SH OTHER                        4957     306     244
VERIZON COMMUNICATIONS INC          Common Stock    92343V104      476    11854 SH SOLE                        10810     600     444

 CAPE ANN SAVINGS BANK                               SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          1/10/2012
MANAGER CAPE ANN SAVINGS BANK                                     AS OF 12/31/2011
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
WESTERN UNION COMPANY               Common Stock    959802109       95     5230 SH OTHER                        5230
WESTERN UNION COMPANY               Common Stock    959802109      470    25724 SH SOLE                        24489            1235
ACCENTURE LTD                       Common Stock    G1151C101      125     2350 SH OTHER                        2350
ACCENTURE LTD                       Common Stock    G1151C101      474     8907 SH SOLE                         8557     100     250

FINAL TOTALS FOR 93 RECORDS                                       39337